UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23149

Thrivent Core Funds

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Michael W. Kremenak

Secretary and Chief Legal Officer

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-4198

Date of fiscal year end: October 31

Date of reporting period: October 31, 2016

Item 1.	Report to Stockholders

ANNUAL REPORT

OCTOBER 31, 2016

THRIVENT CORE SHORT-TERM RESERVE FUND

THRIVENT CORE SHORT-TERM RESERVE FUND

William D. Stouten, Portfolio Manager

Thrivent Core Short-Term Reserve Fund (the “Fund”) launched on May 2, 2016, with an objective to seek a high level of current income consistent with liquidity and the preservation of capital. To help meet this objective, the Fund is invested in investment-grade fixed-income securities; however, its overall weighted average maturity (WAM) is limited to 180 days or less to help us manage the fluctuation in the Fund’s underlying share price. The Fund’s investments consist of U.S. dollar-denominated debt securities such as: obligations of federal, state and local governments, their agencies and instrumentalities; mortgage-backed and asset-backed securities; corporate debt securities; time deposits; repurchase agreements; and other securities that have debt-like characteristics. The Fund may also invest in other investment companies that have exposure to fixed-income securities. The Fund was established primarily to serve as a cash sweep vehicle for Thrivent Mutual Funds and Thrivent Series Fund, Inc.

From inception on May 2, 2016, through October 31, 2016, the Fund earned a return of 0.32%. At the end of the reporting period, the Fund’s one-day yield was 0.79% and its net assets totaled around $4.7 billion. Approximately 62% of the Fund’s portfolio was invested in commercial paper and certificates of deposit, 15% in U.S. government obligations, 9% in asset-backed securities, 8% in municipal securities and 6% in corporate bonds. The Fund’s weighted average life (WAL) was 126 days and its WAM was 74 days at period end. The goal is to extend the Fund’s WAM closer to 90 days and increase its yield to be more in line with the corresponding London Interbank Offered Rate (LIBOR). However, the limited supply of secondary corporate bonds and nonfinancial commercial paper has made it challenging to reach this goal. Going forward, our primary focus in managing the Fund will be to maximize current income while preserving liquidity and minimizing net asset value volatility.

The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.

Portfolio Composition (% of Portfolio)
Short-Term Investments	100.0%

Total	100.0%

Major Market Sectors (% of Net Assets)
Financials	35.0%
U.S. Government and Agencies	14.9%
Asset-Backed Securities	10.8%
U.S. Municipals	9.2%
Consumer Non-Cyclical	7.3%
Utilities	6.3%
Foreign	4.3%
Consumer Cyclical	3.9%
Technology	3.4%
Capital Goods	1.6%

Top 10 Holdings (% of Net Assets)
U.S. Treasury Notes	9.2%
U.S. Treasury Notes	8.7%
U.S. Treasury Notes	7.0%
Federal National Mortgage Association	6.6%
Federal National Mortgage Association	4.7%
U.S. Treasury Notes	4.3%
U.S. Treasury Notes, TIPS	4.0%
Federal National Mortgage Association	3.9%
Federal Home Loan Mortgage Corporation	3.3%
U.S. Treasury Bonds, TIPS	3.3%

These securities represent 55.0% of the total net assets of the Fund.

Quoted Major Market Sectors, Portfolio Composition and Top 10 Holdings are subject to change.

Average Annual Total Returns 1

As of October 31, 2016

From Inception 5/2/2016
0.32%

1	Past performance is not an indication of future results. Average annual total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company, which investors should read and consider carefully before investing. To obtain a prospectus, call 1-800-THRIVENT. The Fund’s adviser does not charge an advisory fee to the Fund. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions. Total investments return and principal value of your investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.
*	The Bloomberg Barclays Short-term Government/Corporate Index – 3-6 months is an index which measures the performance of USD denominated, fixed rate, investment grade bonds that are in the government or corporate sector and have a remaining maturity of 3-6 months. It is not possible to invest directly in the Index. The performance of the Index does not reflect deductions for fees, expenses, or taxes.
**	The Consumer Price Index is an inflationary indicator that measures the change in the cost of a fixed basket of products and services, including housing, electricity, food and transportation. It is not possible to invest directly in the Index.

SHAREHOLDER EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur ongoing costs, including administrative fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 2, 2016 (inception) through October 31, 2016.

Actual Expenses

In the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

In the table below, the second line provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical example that appears in the shareholder reports of the other funds.

	Beginning Account Value 5/2/2016 (inception)	Ending Account Value 10/31/2016	Expenses Paid During Period 5/2/2016 (inception) - 10/31/2016*	Annualized Expense Ratio
Thrivent Core Short-Term Reserve Fund
Actual	$1,000	$1,003	$0.05	0.01%
Hypothetical**	$1,000	$1,025	$0.05	0.01%

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.
**	Assuming 5% annualized total return before expenses.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Trustees of Thrivent Core Funds:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Thrivent Core Funds (the “Trust”) as-of October 31, 2016, and the results of its operations, the changes in its net assets and the financial highlights for the period May 2, 2016 (commencement of operations) through October 31, 2016, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities as-of October 31, 2016 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

December 20, 2016

PricewaterhouseCoopers LLP, 45 South Seventh Street, Suite 3400, Minneapolis, MN 55402

T: (612) 596 6000, F: (612) 373 7160, www.pwc.com/us

THRIVENT CORE SHORT-TERM RESERVE FUND

Schedule of Investments as of October 31, 2016

Principal Amount	Asset-Backed Securities (10.8%)[a]	Value
	Ally Auto Receivables Trust
$2,868,671	0.600%, 6/15/2017	$2,867,797
	BMW Vehicle Lease Trust
7,250,000	0.720%, 10/20/2017	7,250,012
	BMW Vehicle Owner Trust
13,404,656	0.620%, 7/25/2017	13,404,675
	Capital Auto Receivables Asset Trust
9,909,950	0.750%, 7/20/2017	9,909,964
	CarMax Auto Owner Trust
12,658,042	0.630%, 8/15/2017	12,651,124
21,000,000	0.750%, 11/15/2017	21,000,063
	Chrysler Capital Auto Receivables Trust
30,000,000	0.850%, 11/15/2017[b,c]	30,000,000
	CNH Equipment Trust
7,653,625	0.640%, 6/15/2017	7,648,778
10,912,718	0.750%, 10/10/2017	10,912,756
	Dealers Capital Access Trust, LLC
10,000,000	0.720%, 11/2/2016[d]	9,999,621
25,000,000	0.730%, 11/3/2016[d]	24,998,571
1,100,000	0.690%, 11/4/2016[d]	1,099,916
16,000,000	0.800%, 12/7/2016[d]	15,987,469
12,000,000	0.800%, 12/12/2016[d]	11,989,178
	Ford Credit Auto Owner Trust
40,000,000	0.720%, 11/15/2017	40,000,112
	GM Financial Automobile Leasing Trust
15,140,461	0.780%, 9/20/2017	15,139,102
	Honda Auto Receivables Owner Trust
11,085,029	0.620%, 6/15/2017	11,079,929
11,975,530	0.640%, 8/18/2017	11,975,544
	Hyundai Auto Lease Securitization Trust
28,021,858	0.670%, 8/15/2017[b]	28,021,919
	Hyundai Auto Receivables Trust
14,295,140	0.700%, 9/15/2017	14,295,166
	John Deere Owner Trust
16,604,014	0.640%, 8/15/2017	16,603,687
	Kubota Credit Owner Trust
12,515,132	0.630%, 8/15/2017[b]	12,511,403
	Mercedes-Benz Auto Lease Trust
34,000,000	0.750%, 11/15/2017	34,000,102
	Mercedes-Benz Auto Receivables Trust
20,367,026	0.750%, 9/15/2017	20,367,024
	Nissan Auto Receivables Owner Trust
25,282,258	0.620%, 8/15/2017	25,282,299
	Securitized Term Auto Receivables Trust
25,000,000	0.800%, 10/25/2017[b]	25,000,000
	TCF Auto Receivables Owner Trust
9,179,972	0.770%, 9/15/2017[b]	9,179,990
	USAA Auto Owner Trust
13,357,501	0.680%, 9/15/2017	13,357,532
	Wheels SPV 2, LLC
21,455,258	0.850%, 8/20/2017[b]	21,455,368
	World Omni Auto Receivables Trust
20,768,197	0.700%, 9/15/2017	20,768,236
	World Omni Automobile Lease Securitization Trust
12,891,223	0.630%, 7/17/2017	12,891,234

	Total	511,648,571

Principal Amount	Basic Materials (1.1%)[a]	Value
	Agrium, Inc.
$15,000,000	0.820%, 11/23/2016	$14,992,496
4,000,000	0.920%, 12/23/2016	3,994,930
	Georgia-Pacific, LLC
15,000,000	0.530%, 11/18/2016[b]	14,994,750
	Potash Corporation of Saskatchewan, Inc.
20,000,000	0.800%, 11/9/2016[b]	19,996,325

	Total	53,978,501

Principal Amount	Capital Goods (1.6%)[a]	Value
	Boeing Company
7,080,000	1.012%, 10/30/2017[e]	7,085,239
	General Electric Company
10,000,000	0.520%, 12/30/2016	9,991,833
	John Deere Capital Corporation
16,440,000	1.050%, 12/15/2016	16,447,711
	Stanley Black & Decker, Inc.
10,000,000	0.580%, 11/18/2016[b]	9,996,700
	United Technologies Corporation
10,000,000	0.780%, 11/22/2016[b]	9,995,252
20,000,000	0.825%, 12/6/2016[b]	19,983,240

	Total	73,499,975

Principal Amount	Communications Services (1.1%)[a]	Value
	NBC Universal Enterprise, Inc.
15,000,000	0.770%, 11/9/2016[b]	14,997,244
20,000,000	0.710%, 11/14/2016[b]	19,994,182
15,000,000	0.790%, 12/8/2016[b]	14,986,684

	Total	49,978,110

Principal Amount	Consumer Cyclical (3.9%)[a]	Value
	American Honda Finance Corporation
12,000,000	0.600%, 11/7/2016	11,999,160
10,000,000	0.510%, 11/9/2016	9,999,075
15,000,000	0.590%, 12/16/2016	14,991,107
	CVS Caremark Corporation
13,040,000	1.200%, 12/5/2016	13,045,738
	Toyota Credit Canada, Inc.
15,000,000	0.780%, 11/1/2016	14,999,902
10,000,000	0.760%, 1/13/2017	9,986,865
10,000,000	1.040%, 2/13/2017	9,976,958
10,000,000	1.100%, 3/10/2017	9,968,475
10,000,000	1.230%, 6/5/2017	9,935,744
	Toyota Financial Services de Puerto Rico, Inc.
25,000,000	0.670%, 11/30/2016	24,991,875
	Wal-Mart Stores, Inc.
14,267,000	5.375%, 4/5/2017	14,534,178
15,750,000	1.000%, 4/21/2017	15,758,820
25,000,000	5.524%, 6/1/2017	25,647,975

	Total	185,835,872

Principal Amount	Consumer Non-Cyclical (7.3%)[a]	Value
	Coca-Cola Company
15,000,000	0.650%, 1/9/2017[b]	14,984,454
5,000,000	0.780%, 2/14/2017[b]	4,990,401
10,000,000	0.820%, 3/7/2017[b]	9,975,341

The accompanying Notes to Financial Statements are an integral part of this schedule.

6

THRIVENT CORE SHORT-TERM RESERVE FUND

Schedule of Investments as of October 31, 2016

Principal Amount	Consumer Non-Cyclical (7.3%)[a]	Value
$9,500,000	0.845%, 3/21/2017[b]	$9,472,615
2,000,000	0.800%, 3/23/2017[b]	1,994,113
6,000,000	0.960%, 7/13/2017[b]	5,956,225
	GlaxoSmithKline Capital plc
33,477,000	1.500%, 5/8/2017	33,562,366
	Golden Funding Corporation
8,295,000	0.758%, 11/8/2016[b]	8,294,106
7,619,000	0.920%, 12/19/2016[b]	7,611,751
14,110,000	0.870%, 12/22/2016[b]	14,095,468
	Johnson & Johnson
12,040,000	0.899%, 11/28/2016[e]	12,043,720
	Kroger Company
25,000,000	0.630%, 11/7/2016[b]	24,996,452
	McDonald’s Corporation
25,000,000	0.720%, 11/29/2016[b]	24,984,131
25,000,000	0.750%, 11/30/2016[b]	24,983,542
10,000,000	0.740%, 12/6/2016[b]	9,992,020
	Nestle Finance International, Ltd.
15,000,000	0.673%, 1/9/2017	14,984,133
15,000,000	0.710%, 1/30/2017	14,976,757
10,000,000	0.770%, 2/8/2017	9,982,583
	PepsiAmericas, Inc.
5,000,000	5.000%, 5/15/2017	5,108,970
	PepsiCo, Inc.
6,295,000	0.950%, 2/22/2017	6,297,638
	Philip Morris International, Inc.
25,000,000	0.560%, 11/14/2016[b]	24,995,751
	Procter & Gamble Company
4,827,000	0.750%, 11/4/2016	4,826,986
8,250,000	0.848%, 11/4/2016[e]	8,250,148
	Reckitt Benckiser Treasury Services plc
15,000,000	0.760%, 12/28/2016[b]	14,986,587
5,000,000	1.020%, 3/28/2017[b]	4,983,042
10,000,000	0.980%, 4/3/2017[b]	9,963,938
5,000,000	1.020%, 5/2/2017[b]	4,976,007
	Roche Holdings, Inc.
10,000,000	0.480%, 11/10/2016[b]	9,998,897
6,870,000	0.944%, 9/29/2017[b,e]	6,868,221

	Total	349,136,363

Principal Amount	Energy (1.0%)[a]	Value
	Chevron Corporation
10,000,000	0.600%, 12/12/2016[b]	9,994,913
	Schlumberger Holdings Corporation
10,000,000	1.020%, 12/9/2016[b]	9,991,745
	Total Capital Canada, Ltd.
10,000,000	0.650%, 12/14/2016[b]	9,994,023
18,898,000	0.710%, 1/26/2017[b]	18,868,041

	Total	48,848,722

Principal Amount	Financials (35.0%)[a]	Value
	Alaska Housing Finance Corporation
19,400,000	0.600%, 11/17/2016	19,394,374
22,800,000	0.580%, 11/22/2016	22,791,108
	AllianceBernstein, LP
10,000,000	0.610%, 11/17/2016[b]	9,997,889
	American Express Credit Corporation
10,000,000	0.680%, 12/9/2016	9,991,745

Principal Amount	Financials (35.0%)[a]	Value
	ANZ New Zealand International, Ltd.
$3,600,000	0.800%, 1/18/2017[b]	$3,593,870
15,000,000	1.150%, 3/28/2017[b]	14,932,537
	Australia & New Zealand Banking Group, Ltd.
5,000,000	1.250%, 1/10/2017	5,003,350
	Bank of America Corporation
9,380,000	1.350%, 11/21/2016	9,382,261
	Bank of America NA
4,825,000	1.125%, 11/14/2016	4,825,304
	Bank of Montreal
20,000,000	0.877%, 12/1/2016[e]	20,006,540
15,000,000	1.233%, 6/7/2017[e]	15,015,480
	Bank of Montreal Chicago
15,000,000	0.900%, 12/13/2016	15,005,986
15,000,000	0.900%, 12/21/2016	15,006,506
	Bank of Nova Scotia
6,901,000	0.650%, 11/1/2016[b]	6,900,925
25,000,000	1.950%, 1/30/2017[b]	25,049,800
6,800,000	1.150%, 3/31/2017[b]	6,769,681
10,000,000	1.443%, 11/7/2017[b,e]	10,006,020
	Bank of Nova Scotia Houston
15,000,000	1.125%, 2/16/2017[e]	15,014,370
10,000,000	1.147%, 3/3/2017[e]	10,010,180
15,000,000	1.244%, 6/9/2017[e]	15,016,455
	Berkshire Hathaway Finance Corporation
9,217,000	1.026%, 1/10/2017[e]	9,220,954
6,236,000	1.600%, 5/15/2017	6,263,407
	Berkshire Hathaway, Inc.
7,000,000	1.900%, 1/31/2017	7,012,614
	BPCE SA
2,230,000	0.900%, 12/1/2016[b]	2,229,122
	Branch Banking & Trust Company
10,000,000	1.272%, 12/1/2016[e]	10,000,000
	Canadian Imperial Bank of Commerce
10,000,000	1.342%, 8/31/2017[e]	10,015,740
	Chariot Funding, LLC
15,000,000	0.850%, 1/13/2017[b,d]	14,973,422
	Ciesco, LLC
2,450,000	0.970%, 2/9/2017[b]	2,443,044
	Citigroup, Inc.
9,000,000	1.497%, 11/15/2016[e]	9,003,069
	Commonwealth Bank of Australia
15,000,000	0.915%, 1/11/2017[b,e]	15,007,500
3,000,000	1.125%, 3/13/2017	3,001,773
10,000,000	1.075%, 5/17/2017[b,e]	9,999,280
15,000,000	1.291%, 9/1/2017[b,e]	15,017,325
8,000,000	1.400%, 9/8/2017	8,003,936
	Cooperatieve Rabobank UA New York
16,438,000	1.097%, 11/23/2016[e]	16,442,356
11,125,000	1.070%, 4/21/2017	11,126,517
	Fairway Finance Company, LLC
5,000,000	0.908%, 11/7/2016[b,d,e]	5,000,485
15,230,000	0.860%, 11/28/2016[b,d]	15,222,999
15,000,000	0.878%, 12/5/2016[b,d,e]	15,005,295
	Gotham Funding Corporation
7,500,000	0.740%, 12/13/2016[b]	7,494,007
15,000,000	0.750%, 12/22/2016[b]	14,984,552
	Jupiter Securitization Company, LLC
10,000,000	1.200%, 3/15/2017[b,d]	9,959,125
	Liberty Street Funding, LLC
10,000,000	0.810%, 11/14/2016[b,d]	9,997,997

The accompanying Notes to Financial Statements are an integral part of this schedule.

7

THRIVENT CORE SHORT-TERM RESERVE FUND

Schedule of Investments as of October 31, 2016

Principal Amount	Financials (35.0%)[a]	Value
$15,000,000	0.900%, 12/7/2016[b,d]	$14,990,180
15,000,000	1.260%, 2/28/2017[b,d]	14,947,500
	Macquarie Bank, Ltd.
10,000,000	0.880%, 11/8/2016[b]	9,998,658
15,000,000	0.800%, 12/21/2016[b]	14,981,172
9,050,000	0.950%, 12/28/2016[b]	9,036,353
25,700,000	0.946%, 12/30/2016[b]	25,659,308
	MetLife Short Term Funding, LLC
13,850,000	0.810%, 11/1/2016[b]	13,849,838
10,750,000	0.740%, 11/22/2016[b]	10,746,492
23,600,000	0.900%, 12/13/2016[b]	23,581,987
10,000,000	0.880%, 1/17/2017[b]	9,981,280
10,000,000	0.880%, 1/31/2017[b]	9,975,364
10,000,000	0.910%, 2/21/2017[b]	9,968,423
	Mitsubishi UFJ Trust & Banking Corporation
15,000,000	0.650%, 12/30/2016	14,983,500
	Mizuho Bank, Ltd.
8,101,000	0.896%, 11/21/2016[e]	8,103,041
15,000,000	0.900%, 12/23/2016[b]	14,986,860
10,000,000	0.900%, 1/17/2017[b]	9,983,360
	National Australia Bank, Ltd.
10,000,000	1.140%, 3/17/2017[b]	9,967,158
1,005,000	0.800%, 11/16/2016[b]	1,004,835
15,000,000	0.785%, 12/12/2016[b]	14,991,582
	National Rural Utilities Cooperative Finance Corporation
10,670,000	0.950%, 4/24/2017	10,668,186
	New York Life Global Funding
10,440,000	1.125%, 3/1/2017[b]	10,447,966
5,000,000	1.650%, 5/15/2017[b]	5,018,290
	Nieuw Amsterdam Receivables Corporation
10,000,000	0.800%, 11/2/2016[b,d]	9,999,747
10,000,000	0.710%, 12/12/2016[b,d]	9,992,253
10,000,000	0.890%, 12/16/2016[b,d]	9,991,247
	Nordea Bank AB
2,000,000	0.840%, 11/23/2016[b]	1,999,350
3,395,000	0.850%, 12/6/2016[b]	3,393,140
10,000,000	0.800%, 12/13/2016[b]	9,993,204
	Nordea Bank Finland plc
10,000,000	1.077%, 3/1/2017[e]	10,007,800
10,000,000	1.225%, 5/26/2017[e]	10,010,460
15,000,000	1.233%, 6/7/2017[e]	15,015,480
10,000,000	1.335%, 9/6/2017[e]	10,015,170
	Old Line Funding, LLC
20,000,000	0.870%, 12/20/2016[b,d]	19,981,306
15,000,000	0.980%, 1/10/2017[b,d]	14,976,097
25,000,000	0.920%, 1/13/2017[b,d]	24,957,244
	Pricoa Global Funding I
5,950,000	1.150%, 11/25/2016[b]	5,950,708
	Pricoa Short Term Funding, LLC
10,000,000	0.700%, 11/15/2016[b]	9,997,958
20,000,000	0.500%, 11/18/2016[b]	19,994,900
25,000,000	0.600%, 11/21/2016[b]	24,992,271
15,000,000	0.650%, 12/28/2016[b]	14,982,818
5,000,000	0.850%, 1/18/2017[b]	4,990,432
25,000,000	0.730%, 1/24/2017[b]	24,945,694
	Prudential Financial, Inc.
25,000,000	0.750%, 12/27/2016[b]	24,968,254
	Simon Property Group, LP
15,000,000	0.610%, 11/8/2016[b]	14,998,590
6,100,000	0.600%, 11/9/2016[b]	6,099,352
5,690,000	0.580%, 11/14/2016[b]	5,689,033

Principal Amount	Financials (35.0%)[a]	Value
$13,000,000	0.640%, 12/6/2016[b]	$12,993,396
25,000,000	0.670%, 12/19/2016[b]	24,981,931
13,000,000	0.660%, 12/22/2016[b]	12,989,879
11,000,000	0.670%, 1/9/2017[b]	10,987,017
	Skandinaviska Enskilda Banken AB
10,000,000	0.910%, 12/14/2016	10,005,611
5,000,000	1.049%, 4/11/2017[e]	5,002,050
10,000,000	1.115%, 4/21/2017[e]	10,004,790
	SunTrust Banks, Inc.
8,150,000	3.500%, 1/20/2017	8,177,319
	Svenska Handelsbanken AB
15,000,000	0.840%, 12/12/2016[b]	14,990,235
	Svenska Handelsbanken NY
20,000,000	0.770%, 11/16/2016	20,002,802
15,000,000	1.115%, 2/17/2017[e]	15,014,655
10,000,000	1.127%, 4/6/2017[e]	10,010,030
	Swedbank AB
16,370,000	0.845%, 12/6/2016	16,363,125
10,000,000	0.960%, 1/20/2017	9,985,757
	Thunder Bay Funding, LLC
15,000,000	0.550%, 11/22/2016[b,d]	14,994,830
15,000,000	0.850%, 1/25/2017[b,d]	14,965,672
10,000,000	1.170%, 2/9/2017[b,d]	9,971,608
15,000,000	1.230%, 3/13/2017[b,d]	14,939,873
10,000,000	1.140%, 4/20/2017[b,d]	9,941,670
	Toronto-Dominion Bank NY
10,000,000	0.898%, 12/5/2016[e]	10,003,720
10,000,000	1.077%, 2/1/2017[e]	10,008,710
15,000,000	1.324%, 7/12/2017[e]	15,020,670
15,000,000	1.316%, 8/10/2017[e]	15,025,485
10,000,000	1.380%, 10/16/2017[e]	10,012,880
10,000,000	1.280%, 10/17/2017[e]	10,003,150
	U.S. Bank NA
21,400,000	1.100%, 1/30/2017	21,408,753
	UnitedHealth Group, Inc.
4,000,000	1.875%, 11/15/2016	4,001,720
10,000,000	0.710%, 11/30/2016[b]	9,993,750
15,000,000	0.750%, 12/23/2016[b]	14,982,532
	Victory Receivables Corporation
2,125,000	0.700%, 11/1/2016[b]	2,124,973
20,000,000	0.640%, 11/14/2016[b]	19,995,994
	Wells Fargo & Company
5,000,000	2.625%, 12/15/2016	5,010,660
10,535,000	1.400%, 9/8/2017	10,536,127
	Wells Fargo Bank NA
4,000,000	1.027%, 11/18/2016[e]	4,000,048
10,000,000	0.929%, 1/9/2017[e]	10,005,400
15,000,000	1.060%, 2/1/2017	15,011,835
15,000,000	1.119%, 2/3/2017[e]	15,018,630
10,000,000	1.140%, 4/10/2017	10,008,035
20,000,000	1.239%, 6/1/2017[e]	20,026,120
10,000,000	1.343%, 9/22/2017[e]	10,015,530
	Westpac Banking Corporation
25,000,000	1.118%, 11/7/2016[b,e]	24,999,975
3,000,000	0.850%, 12/19/2016[b]	2,997,607
15,000,000	0.920%, 1/9/2017[b]	14,979,204
10,000,000	1.212%, 3/1/2017[e]	10,013,190
5,700,000	1.206%, 3/3/2017[b,e]	5,707,541
5,000,000	1.200%, 3/13/2017[b]	4,981,916
	Westpac Banking Corporation NY
25,000,000	1.005%, 12/28/2016[e]	25,015,925
10,000,000	1.283%, 9/28/2017[e]	10,010,260

The accompanying Notes to Financial Statements are an integral part of this schedule.

8

THRIVENT CORE SHORT-TERM RESERVE FUND

Schedule of Investments as of October 31, 2016

Principal Amount	Financials (35.0%)[a]	Value
	Westpac Securities NZ, Ltd.
$25,000,000	0.924%, 12/23/2016[b,e]	$25,012,500

	Total	1,669,207,831

Principal Amount	Foreign (4.3%)[a]	Value
	Caisse d’Amortissement de la Dette Sociale
25,000,000	0.795%, 1/6/2017[b]	24,965,197
	Caisse des Depots et Consignations
25,000,000	0.860%, 1/20/2017[b]	24,951,906
25,000,000	0.850%, 1/23/2017[b]	24,949,250
	Erste Abwicklungsanstalt
15,000,000	0.800%, 11/15/2016[b]	14,997,438
10,000,000	1.040%, 1/24/2017[b]	9,984,724
10,000,000	1.000%, 1/31/2017[b]	9,982,801
	Kells Funding, LLC
10,000,000	0.800%, 11/8/2016[b,d]	9,998,989
15,000,000	0.900%, 12/1/2016[b,d]	14,992,573
15,000,000	0.920%, 12/2/2016[b,d]	14,992,253
10,000,000	1.060%, 2/8/2017[b,d]	9,972,778
25,000,000	1.070%, 2/13/2017[b,d]	24,927,812
10,000,000	1.050%, 2/21/2017[b,d]	9,968,423
10,000,000	1.000%, 3/14/2017[b,c,d]	9,960,656

	Total	204,644,800

Principal Amount	Technology (3.4%)[a]	Value
	Apple, Inc.
10,000,000	0.858%, 5/5/2017[e]	10,003,120
10,280,000	0.900%, 5/12/2017	10,284,852
	Cisco Systems, Inc.
24,595,000	1.100%, 3/3/2017	24,626,555
	International Business Machines Corporation
25,000,000	0.620%, 12/27/2016[b]	24,981,079
15,000,000	0.610%, 12/29/2016[b]	14,988,053
	Microsoft Corporation
15,000,000	0.640%, 1/10/2017[b]	14,983,197
15,000,000	0.750%, 2/7/2017[b]	14,972,445
8,800,000	0.772%, 2/21/2017[b]	8,780,775
10,000,000	0.880%, 4/18/2017[b]	9,960,238
10,000,000	0.890%, 4/26/2017[b]	9,957,176
	Oracle Corporation
18,847,000	1.068%, 7/7/2017[e]	18,864,075

	Total	162,401,565

Principal Amount	U.S. Government and Agencies (14.9%)[a]	Value
	Farmer Mac Guaranteed Notes Trust
7,300,000	5.125%, 4/19/2017[b]	7,449,446
	Federal Farm Credit Bank
29,850,000	0.540%, 8/24/2017[e]	29,855,254
14,100,000	0.574%, 8/29/2017[e]	14,119,655
15,000,000	0.575%, 9/15/2017[e]	15,016,620
9,000,000	0.541%, 10/13/2017[e]	9,009,270
5,800,000	0.700%, 3/8/2018[e]	5,817,406
	Federal Home Loan Bank
25,000,000	0.526%, 12/20/2016[e]	25,007,475
18,000,000	0.531%, 1/13/2017[e]	18,007,794
50,000,000	0.547%, 3/2/2017[e]	50,036,800
20,000,000	0.550%, 3/10/2017[e]	20,015,460
25,000,000	0.555%, 3/14/2017[e]	25,019,775

Principal Amount	U.S. Government and Agencies (14.9%)[a]	Value
$20,000,000	0.714%, 3/16/2017[e]	$20,025,060
10,000,000	0.577%, 7/3/2017[e]	10,013,400
50,000,000	0.577%, 9/6/2017[e]	50,064,000
75,000,000	0.813%, 10/30/2017[e]	75,224,325
14,200,000	0.602%, 11/2/2017[e]	14,220,377
10,000,000	0.602%, 11/3/2017[e]	10,014,310
75,000,000	0.704%, 11/17/2017[e]	75,185,550
23,500,000	0.771%, 12/5/2017[e]	23,591,086
	Federal Home Loan Mortgage Corporation
25,000,000	0.781%, 12/21/2017[e]	25,079,425
25,000,000	0.844%, 1/12/2018[e]	25,092,625
	Federal National Mortgage Association
54,170,000	0.807%, 12/20/2017[e]	54,193,347
44,060,000	0.846%, 1/11/2018[e]	44,207,072
	Overseas Private Investment Corporation
12,900,000	0.700%, 11/2/2016[e]	12,900,000
3,965,000	0.700%, 11/7/2016[e]	3,965,000
21,700,000	0.700%, 11/7/2016[e]	21,700,000
5,909,000	0.750%, 11/7/2016[e]	5,909,000
18,500,000	0.750%, 11/7/2016[e]	18,500,000

	Total	709,239,532

Principal Amount	U.S. Municipals (9.2%)[a]	Value
	Austin, TX Electric Utility System Rev. Refg. (AGM Insured)
10,000,000	5.000%, 11/15/2016[f]	10,016,800
	City of Austin, TX
10,100,000	0.700%, 11/8/2016	10,099,798
11,140,000	0.600%, 11/16/2016	11,136,992
	City of Charlotte, NC
16,677,000	0.900%, 11/1/2016	16,677,000
	City of Los Angeles Department of Airports
15,000,000	0.600%, 11/17/2016	14,995,500
	City of Milwaukee, WI Rev. Anticipation Notes
22,700,000	1.500%, 12/20/2016	22,723,154
	City of Peabody, MA G.O.
15,800,000	2.000%, 3/24/2017	15,879,632
	Columbus, OH Regional Airport Auth. Rev. (Flightsafety International, Inc.)
17,170,000	0.660%, 4/1/2044, Ser. B, AMT[e]	17,170,000
	Fulton County, GA G.O. Tax Anticipation Notes
10,475,000	1.000%, 12/30/2016	10,479,609
	Hartford County, CT Metropolitan District G.O. Bond Anticipation Notes
25,000,000	2.000%, 12/1/2016	25,021,250
	Inver Grove Heights, MN Senior Housing Rev. Refg. (Inver Grove, Inc.)
11,935,000	0.640%, 5/15/2035[e]	11,935,000
	Kansas State Development Finance Auth. Rev. (NATL-RE Insured)
10,460,000	5.000%, 11/1/2016[f]	10,460,000
	Louisville & Jefferson County, KY Metropolitan G.O. Bond Anticipation Notes (Center City)
25,000,000	2.000%, 12/1/2016	25,027,500

The accompanying Notes to Financial Statements are an integral part of this schedule.

9

THRIVENT CORE SHORT-TERM RESERVE FUND

Schedule of Investments as of October 31, 2016

Principal Amount	U.S. Municipals (9.2%)[a]	Value
	Merrimack County, NH G.O. Tax Anticipation Notes
$15,750,000	2.000%, 12/29/2016, Ser. A	$15,780,555
	Regional Transportation District Colorado Sales Tax Rev. (FasTracks) (AMBAC Insured)
25,205,000	5.000%, 11/1/2016, Ser. Af	25,205,000
	St. Paul, MN Housing and Redevelopment Auth. Health Care Fac. Rev. (HealthPartners)
4,550,000	5.250%, 11/15/2016[f]	4,557,917
	State of California
8,040,000	0.650%, 11/3/2016	8,040,000
	State of Connecticut G.O. Refg.
40,000,000	0.630%, 5/15/2034, Ser. Ce	40,000,000
	State of Connecticut G.O. Rev. Refg.
17,370,000	5.000%, 12/15/2016, Ser. C	17,461,540
	State of Tennessee
3,600,000	0.600%, 11/3/2016	3,599,964
	State of Wisconsin
6,000,000	0.920%, 11/7/2016	6,000,060
20,000,000	0.730%, 11/8/2016	19,999,600
25,582,000	0.740%, 11/9/2016	25,581,489
12,000,000	0.800%, 11/16/2016	12,000,240
25,000,000	0.860%, 11/16/2016	25,000,500
	Town of Nantucket, MA G.O. Bond Anticipation Notes
10,100,000	1.500%, 11/10/2016	10,101,919
	Wisconsin State Health & Educational Fac. Auth. Rev. (Aurora Healthcare)
10,000,000	0.630%, 7/15/2028, Ser. De	10,000,000
	York County, SC Pollution
14,525,000	1.000%, 11/1/2016	14,525,000

	Total	439,476,019

Principal Amount	Utilities (6.3%)[a]	Value
	American Electric Power Company, Inc.
10,000,000	0.830%, 11/2/2016[b]	9,999,601
25,000,000	0.780%, 11/7/2016[b]	24,996,451
8,100,000	0.830%, 11/9/2016[b]	8,098,512
20,000,000	0.830%, 11/16/2016[b]	19,993,307
10,000,000	0.930%, 1/4/2017[b]	9,983,876
	Berkshire Hathaway Energy Company
7,000,000	0.650%, 11/17/2016[b]	6,997,498
15,000,000	0.630%, 11/18/2016[b]	14,994,300
10,000,000	0.760%, 12/9/2016[b]	9,990,878
	CenterPoint Energy, Inc.
25,000,000	0.580%, 11/1/2016[b]	24,999,504
	Consolidated Edison, Inc.
25,000,000	0.560%, 11/1/2016[b]	24,999,545
	Florida Power & Light Company
5,000,000	0.550%, 11/18/2016	4,998,250
	Georgia Transmission Corporation
15,000,000	0.600%, 11/8/2016[b]	14,998,693
5,401,000	0.640%, 11/21/2016[b]	5,399,645
	Virginia Electric & Power Company
15,000,000	0.730%, 11/2/2016	14,999,452
24,000,000	0.740%, 11/10/2016	23,995,480
25,000,000	0.750%, 11/14/2016	24,993,311
10,000,000	0.730%, 11/17/2016	9,996,709
10,000,000	0.740%, 12/5/2016	9,992,640

Principal Amount	Utilities (6.3%)[a]	Value
	Xcel Energy, Inc.
$25,000,000	0.650%, 11/4/2016[b]	$24,997,994
10,000,000	0.650%, 11/7/2016[b]	9,998,581

	Total	299,424,227

	Total Investments (cost $4,755,553,921) 99.9%	$4,757,320,088

	Other Assets and Liabilities, Net 0.1%	5,171,871

	Total Net Assets 100.0%	$4,762,491,959

a	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of October 31, 2016, the value of these investments was $2,039,357,617 or 42.8% of total net assets.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of October 31, 2016.
f	Denotes securities that have been pre-refunded or escrowed to maturity. Under such an arrangement, money is deposited into an irrevocable escrow account and is used to purchase U.S. Treasury securities or government agency securities with maturing principal and interest earnings sufficient to pay all debt service requirements of the pre-refunded bonds.

Definitions:
AGM	-	Assured Guaranty Municipal Corporation
AMBAC	-	American Municipal Bond Insurance Company
AMT	-	Subject to Alternative Minimum Tax
Auth.	-	Authority
Fac.	-	Facility/Facilities
G.O.	-	General Obligation
NATL-RE	-	National Public Finance Guarantee Corporation
Refg.	-	Refunding
Rev.	-	Revenue
Ser.	-	Series

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$1,950,733
Gross unrealized depreciation	(184,566)

Net unrealized appreciation (depreciation)	$1,766,167

Cost for federal income tax purposes	$4,755,553,921

The accompanying Notes to Financial Statements are an integral part of this schedule.

10

THRIVENT CORE SHORT-TERM RESERVE FUND

Schedule of Investments as of October 31, 2016

Fair Valuation Measurements

The following table is a summary of the inputs used, as of October 31, 2016, in valuing Core Short-Term Reserve Fund’s assets carried at fair value or amortized cost, which approximates fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Asset-Backed Securities	511,648,571	–	511,648,571	–
Basic Materials	53,978,501	–	53,978,501	–
Capital Goods	73,499,975	–	73,499,975	–
Communications Services	49,978,110	–	49,978,110	–
Consumer Cyclical	185,835,872	–	185,835,872	–
Consumer Non-Cyclical	349,136,363	–	349,136,363	–
Energy	48,848,722	–	48,848,722	–
Financials	1,669,207,831	–	1,669,207,831	–
Foreign	204,644,800	–	204,644,800	–
Technology	162,401,565	–	162,401,565	–
U.S. Government and Agencies	709,239,532	–	709,239,532	–
U.S. Municipals	439,476,019	–	439,476,019	–
Utilities	299,424,227	–	299,424,227	–

Total	$4,757,320,088	$–	$4,757,320,088	$–

There were no significant transfers between Levels during the period ended October 31, 2016. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

THRIVENT CORE SHORT-TERM RESERVE FUND

Statement of Assets and Liabilities

As of October 31, 2016	Core Short-Term Reserve Fund

Assets
Investments at cost	$4,755,553,921
Investments in securities at value	4,757,320,088
Investments at Value	4,757,320,088	*
Cash	25,166
Dividends and interest receivable	6,358,427
Prepaid expenses	25,044
Prepaid trustee fees	1,100
Receivable for investments sold	44,964,090
Total Assets	4,808,693,915

Liabilities
Distributions payable	2,981,469
Accrued expenses	55,019
Payable for investments purchased	43,153,917
Payable for administrative fees	7,500
Payable for transfer agent fees	2,500
Payable for director deferred compensation	1,551
Total Liabilities	46,201,956

Net Assets
Capital stock (beneficial interest)	4,760,740,676
Accumulated undistributed net investment income/(loss)	2,331
Accumulated undistributed net realized gain/(loss)	(17,215)
Net unrealized appreciation/(depreciation) on:
Investments	1,766,167
Total Net Assets	$4,762,491,959
Shares of beneficial interest outstanding	476,074,301
Net asset value per share	$10.00

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT CORE SHORT-TERM RESERVE FUND

Statement of Operations

For the period ended October 31, 2016	Core Short-Term Reserve Fund(a)
Investment Income
Interest	12,640,750
Total Investment Income	12,640,750

Expenses
Administrative service fees	45,000
Amortization of offering costs	15,833
Audit and legal fees	27,242
Custody fees	52,878
Insurance expenses	11,057
Printing and postage expenses	5,917
Transfer agent fees	15,000
Directors’ fees	3,944
Other expenses	15,961
Total Net Expenses	192,832

Net Investment Income/(Loss)	12,447,918
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments	(17,215)
Change in net unrealized appreciation/(depreciation) on:
Investments	1,766,167
Net Realized and Unrealized Gains/(Losses)	1,748,952

Net Increase/(Decrease) in Net Assets Resulting From Operations	$14,196,870

(a)	For the period from May 2, 2016 (inception) through October 31, 2016.

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT CORE SHORT-TERM RESERVE FUND

Statement of Changes in Net Assets

Core Short-Term Reserve Fund
For the periods ended	10/31/2016(a)
Operations
Net investment income/(loss)	$12,447,918
Net realized gains/(losses)	(17,215)
Change in net unrealized appreciation/(depreciation)	1,766,167
Net Change in Net Assets Resulting From Operations	14,196,870
Distributions to Shareholders
From net investment income	(12,447,918)
Total Distributions to Shareholders	(12,447,918)

Capital Stock Transactions
Sold	8,320,836,904
Redeemed	(3,560,093,897)
Total Capital Stock Transactions	4,760,743,007

Net Increase/(Decrease) in Net Assets	4,762,491,959
Net Assets, Beginning of Period	–
Net Assets, End of Period	$4,762,491,959
Accumulated Undistributed Net Investment Income/(Loss)	$2,331

Capital Stock Share Transactions
Sold	832,083,691
Redeemed	(356,009,390)

Total Capital Stock Share Transactions	476,074,301

(a)	For the period from May 2, 2016 (inception) through October 31, 2016.

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT CORE SHORT-TERM RESERVE FUND

NOTES TO FINANCIAL STATEMENTS

October 31, 2016

(1) ORGANIZATION

Thrivent Core Funds (the “Trust”) was organized as a Delaware statutory trust on March 18, 2016, and is registered as an open-end management investment company under the Investment Company Act of 1940. The Trust commenced operations on May 2, 2016. The Trust is authorized to issue shares of beneficial interest, no par value, divisible into an indefinite number of different series and classes and operates as a “series company” as provided by Rule 18f-2 under the 1940 Act. The Trust currently consists of one series, Thrivent Core Short-Term Reserve Fund (the “Fund”), which is diversified. The Fund was established primarily to serve as a cash sweep vehicle for the series of Thrivent Mutual Funds and Thrivent Series Fund, Inc.

The Fund is an investment company which follows the accounting and reporting guidance of the Financial Accounting Standard Board (FASB) Accounting Standard Codification Topic 946 – Financial Services – Investment Companies.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses. The Trust’s maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.

(2) SIGNIFICANT ACCOUNTING POLICIES

(A) Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (“Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/ dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.

The Board has delegated responsibility for daily valuation of the Fund’s securities to the investment adviser, Thrivent Asset Management, LLC (the “Adviser”). The Adviser has formed a Valuation Committee (“Committee”) that is responsible for overseeing the Fund valuation policies in accordance with Valuation Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.

The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Fund. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

In accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), the various inputs used to determine the fair value of the Fund’s investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. Of the Level 3 securities, those for which market values were not readily available or were deemed unreliable were fair valued as determined in good faith under procedures established by the Board. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments. Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.

(B) Federal Income Taxes – The Fund intends to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. The Fund, accordingly, anticipates paying no Federal income taxes and no Federal income tax provision was recorded.

GAAP requires management of the Fund to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely

THRIVENT CORE SHORT-TERM RESERVE FUND

NOTES TO FINANCIAL STATEMENTS

October 31, 2016

than not” standard that, based on the technical merits of the position, would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-likely-than-not recognition threshold, management of the Fund must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.

As of October 31, 2016, management of the Fund has reviewed all open tax years and major jurisdictions and concluded that there is no effect to the Fund’s tax liability, financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

(C) Expenses and Income – Estimated expenses are accrued daily. Interest income is accrued daily and is determined on the basis of interest or discount earned on all debt securities, including accretion of market discount and original issue discount and amortization of premium. Paydown gains and losses on mortgage- and asset-backed securities are recorded as components of interest income.

(D) Distributions to Shareholders – Net investment income is distributed to each shareholder as a dividend. Dividends from the Fund are declared daily and distributed monthly. Net realized gains from securities transactions, if any, are distributed at least annually after the close of the fiscal year.

(E) When-Issued and Delayed Delivery Transactions – The Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(F) Repurchase Agreements – The Fund may engage in repurchase agreement transactions in pursuit of its investment objective. A repurchase agreement consists of a purchase and a simultaneous agreement to resell an investment for later delivery at an agreed upon price and rate of interest. The Fund uses a third-party custodian to maintain the collateral. If the original seller of a security subject to a repurchase agreement fails to repurchase the security at the agreed upon time, the Fund could incur a loss due to a drop in the value of the security during the time it takes the Fund to either sell the security or take action to enforce the original seller’s agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending legal action. The Fund may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers that are found by the Adviser to be creditworthy. During the period ended October 31, 2016, the Fund did not engage in this type of investment.

(G) Credit Risk – The Fund may be susceptible to credit risk to the extent an issuer or counterparty defaults on its payment obligation. The Fund’s policy is to monitor the creditworthiness of issuers and counterparties. Interest receivable on defaulted securities is monitored for ability to collect payments in default and is adjusted accordingly.

(H) Accounting Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

(I) Amortization of Offering Costs – The offering costs referenced in the Statement of Operations for Core Short-Term Reserve Fund are costs incurred by the Fund in order to establish it for sale. These costs generally include any legal costs associated with registering the Fund. These costs are amortized over a period of 12 months from inception.

(J) Recent Accounting Pronouncements —

Investment Company Reporting Modernization.

In October 2016, the Securities and Exchange Commission (SEC) adopted new rules and forms to modernize the reporting and disclosure of information by registered investment companies. The SEC also adopted amendments to Regulations S-X, which describe the specific format and content of financial reports, to require standardized and enhanced disclosures and derivatives in investment company financial statements and other amendments. These amendments are effective August 1, 2017. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statements and footnote disclosures.

THRIVENT CORE SHORT-TERM RESERVE FUND

NOTES TO FINANCIAL STATEMENTS

October 31, 2016

(K) Other – For financial statement purposes, investment security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discount and premium are amortized over the life of the respective securities on the interest method. Realized gains or losses on sales are determined on a specific cost identification basis.

(3) FEES AND COMPENSATION PAID TO AFFILIATES

(A) Fees – The Trust has entered into an administration and accounting services agreement with the Adviser pursuant to which the Adviser provides certain administrative and accounting personnel and services. For the reporting period ended October 31, 2016, the Adviser received aggregate fees for administrative and accounting personnel and services of $45,000 from the Trust.

Each Trustee who is not affiliated with the Adviser receives an annual fee from the Trust for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to these fees. Each participant’s deferred compensation account will increase or decrease as if it were invested in shares of a particular series of Thrivent Mutual Funds.

Those Trustees not participating in the above plan received $1,900 in fees from the Trust for the reporting period ended October 31, 2016. In addition, the Trust reimbursed unaffiliated Trustees for reasonable expenses incurred in relation to attendance at the meetings and industry conferences.

Certain officers and non-independent Trustees of the Trust are employed at Thrivent Financial for Lutherans and receive no compensation from the Trust.

(B) Indirect Expenses – The Fund may invest in other mutual funds. Fees and expenses of those underlying funds are not included in the Fund’s expense ratio. The Fund indirectly bears its proportionate share of the annualized weighted average expense ratio for the underlying funds in which it invests.

(4) FEDERAL INCOME TAX INFORMATION

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. To the extent that these differences are permanent in nature, GAAP requires such amounts to be reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

On the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows [Increase/(Decrease)]:

	Accumulated	Accumulated
	Undistributed	Undistributed Net
	Net Investment	Realized Gain/
Fund	Income/ (Loss)	(Loss)	Capital Stock
Core Short-Term Reserve	$2,331	–	($2,331)

During the reporting period ended October 31, 2016, the Fund distributed $12,447,918 from ordinary income. At October 31, 2016, undistributed ordinary income for tax purposes was $11,651.

At October 31, 2016, Core Short-Term Reserve Fund had accumulated net realized capital loss carryovers expiring as follows:

	Capital Loss
Fund	Carryover	Expiration Year
Core Short-Term Reserve	$17,215	Unlimited

To the extent that Core Short-Term Reserve Fund realizes future net capital gains, taxable distributions will be reduced by any unused capital loss carryovers as permitted by the Internal Revenue Code. Capital loss carryovers will be subject to the provisions of the Regulated Investment Company Modernization Act of 2010. If the losses are not reduced by gains during the next fiscal year, the losses will be carried forward with no expiration and with the short-term or long-term character of the loss retained.

(5) SECURITY TRANSACTIONS

(A) Purchases and Sales of Investment Securities – For the period ended October 31, 2016, the cost of purchases and the proceeds from sales of investment securities, other than U.S. Government and short-term securities, were as follows:

	In thousands
Fund	Purchases	Sales
Core Short-Term Reserve Fund	$851,090	$217,585

Purchases and sales of U.S. Government securities were:

	In thousands
Fund	Purchases	Sales
Core Short-Term Reserve Fund	$469,146	$293

(6) RELATED PARTY TRANSACTIONS

As of October 31, 2016, related parties held 100% of the outstanding shares of the Fund.

(7) SUBSEQUENT EVENTS

Management of the Fund has evaluated the impact of subsequent events through December 20, 2016, and, except as already included in the Notes to Financial Statements, has determined that no additional items require disclosure.

THRIVENT CORE SHORT-TERM RESERVE FUND

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD *

		Income From Investment Operations			Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
CORE SHORT-TERM RESERVE FUND
Year Ended 10/31/2016 (c)	$10.00	$0.03	$–	$0.03	$(0.03)	$–

(a)	The amount shown may not correlate with the change in aggregate gains and losses of fund securities due to the timing of sales and redemptions of fund shares.

(b)	Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.

(c)	Since inception, May 2, 2016.

*	All per share amounts have been rounded to the nearest cent.

**	Computed on an annualized basis for periods less than one year

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT CORE SHORT-TERM RESERVE FUND

FINANCIAL HIGHLIGHTS—CONTINUED

RATIOS/SUPPLEMENTAL DATA

				Ratio to Average Net Assets**		Ratio to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$(0.03)	$10.00	0.32%	$4,762.5	0.01%	0.67%	0.01%	0.67%	31%

The accompanying Notes to Financial Statements are an integral part of this statement.

ADDITIONAL INFORMATION

(Unaudited)

PROXY VOTING

The policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities are attached to the Trust’s Statement of Additional Information. You may request a free copy of the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 by calling 1-800-847-4836. You also may review the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 at sec.gov.

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

The Trust files its Schedule of Portfolio Holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. You may request a free copy of the Trust’s Forms N-Q by calling 1-800-847-4836. The Trust’s Forms N-Q also are available at sec.gov. You also may review and copy the Forms N-Q for the Trust at the SEC’s Public Reference Room in Washington, DC. You may get information about the operation of the Public Reference Room by calling 1-800-SEC-0330.

BOARD APPROVAL OF ADVISORY AGREEMENT

The Investment Company Act of 1940 (the “Investment Company Act”) requires that the Advisory Agreement for the Thrivent Core Short-Term Reserve Fund (the “Fund”), a series of the Thrivent Core Funds (the “Trust”), be approved by the Board of Trustees (the “Board”), including a majority of the Trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act (the “Independent Trustees”). The ten-member Board includes eight Independent Trustees, including the Chairman.

At its meeting on November 17-18, 2015, the Board voted unanimously to approve the Advisory Agreement between the Trust and Thrivent Asset Management, LLC (the “Adviser”) with respect to the Fund. In connection with its evaluation of the agreement with the Adviser, the Board reviewed a broad range of information requested for this purpose and considered a variety of factors, including the purpose of the Trust and the objective of the Fund, as well as the following:

The nature, extent, and quality of the services to be provided by the Adviser;

The Adviser’s performance history and how that might translate to the performance of the Fund;

The fees and other expenses charged to the Fund;

The cost of services provided and profit realized by the Adviser;

Other benefits realized by the Adviser and its affiliates from their relationship with the Fund; and

Any other factors that the Board deemed relevant to its consideration.

In connection with the formation of the Trust and the Fund, and the approval of the Advisory Agreement, the Investment Committee of the Board (consisting of all of the Independent Trustees) met on August 25, 2015 and November 17, 2015 to consider information relevant to the Trustees’ consideration.

The Independent Trustees were represented by independent counsel throughout the process and during executive sessions without management present to consider whether to approve the Advisory Agreement. The Independent Trustees relied on their own business judgment in determining the weight to be given to each factor considered in evaluating the materials that were presented to them. The Investment Committee’s and Board’s review and conclusions were based on a comprehensive consideration of all information presented to them and were not the result of any single controlling factor. The key factors considered and the conclusions reached are described below.

ADDITIONAL INFORMATION

(Unaudited)

Nature, Extent and Quality of Services

At the meetings, management presented information describing the services to be furnished to the Fund by the Adviser, the transfer agent and the administrator. During these meetings, management reported on the personnel that would provide services to the Fund, including the proposed portfolio manager. The Board also considered information relating to the investment experience and qualifications of the Adviser’s portfolio manager that would oversee investments for the Fund.

The Board received information at the meetings from the Head of Fixed Income Funds about other Thrivent funds with similar investment objectives to the Fund that were managed by the proposed portfolio manager for the Fund. These presentations gave the Board the opportunity to evaluate the portfolio manager’s abilities and the quality of services he would provide to the Fund. The Independent Trustees also received quarterly reports regarding other Thrivent funds from the Chief Compliance Officer that served to inform the Board about the types of compliance services and programs that would be applied to the Fund.

The Board considered the adequacy of the Adviser’s resources to be used in providing services to the Fund. The Adviser reviewed its process for overseeing its portfolio management teams for all Thrivent funds. In addition, the Adviser noted that its investments in technology and personnel have benefitted other Thrivent funds and discussed continued investments in these resources, which would benefit the Fund. The Adviser reviewed the non-advisory services to be provided to the Fund by the Adviser and its affiliates. The Board viewed these actions as a positive factor in approving the Advisory Agreement as they demonstrated the Adviser’s commitment to provide the Fund with quality service.

The Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services to be provided to the Fund by the Adviser supported approval of the Advisory Agreement.

Investment Performance

Because the Fund had not yet commenced operation, the Board could not consider the performance of the Fund. The Board did consider that the proposed portfolio manager for the Fund also manages Thrivent’s money market funds, which, prior to changes to address money market regulatory reforms adopted by the Securities and Exchange Commission, were managed with similar investment objectives as the Fund. The Board received information about the Thrivent money market funds in connection with the renewal of the advisory agreements for other Thrivent fixed income funds. The Board also considered the proposed performance benchmarks for the Fund. The Board noted that the Fund is designed primarily to offer a sweep option for other investment companies managed by the Adviser or its affiliates and ultimately enhance the performance of those investment companies.

Fees and Fund Expenses

The Board noted that the Adviser will not charge an investment advisory fee to the Fund. The Adviser discussed the fees and expenses that the Fund would incur. The Board considered the fees and expenses to be charged to the Fund and determined that they were reasonable.

Cost of Services, Profitability and Economies of Scale

The Board noted that the Adviser will not charge an investment advisory fee to the Fund and thus concluded that the Adviser’s profitability would not be excessive. The Board did not consider economies of scale because the Fund did not yet have any assets and determined that it would not be a material factor of consideration given that the Adviser is not charging an advisory fee.

Other Benefits to the Adviser and its Affiliates

The Board considered information regarding potential “fall-out” or ancillary benefits that the Adviser and its affiliates may receive as a result of their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an enhanced reputation as an investment adviser which may help in attracting other clients and investment personnel, and the engagement of affiliates as service providers to the Trust. The Board noted that such benefits were difficult to quantify but were consistent with benefits received by other mutual fund advisers.

ADDITIONAL INFORMATION

(Unaudited)

Based on the factors discussed above, the Investment Committee unanimously recommended approval of the Advisory Agreement, and the Board, including all of the Independent Trustees voting separately, approved the Advisory Agreement.

BOARD OF TRUSTEES AND OFFICERS

The following table provides information about the Trustees and Officers of the Trust. The Board is responsible for the management and supervision of the Funds’ business affairs and for exercising all powers except those reserved to the shareholders. Each Trustee oversees the Trust and also serves as:

•	Trustee of Thrivent Mutual Funds, a registered investment company consisting of 21 funds that offer Class A and Class S shares.

•

Director of Thrivent Series Fund, Inc., a registered investment company consisting of 27 Portfolios that serve as underlying funds for variable contracts issued by Thrivent Financial and Thrivent Life Insurance Company (“TLIC”) and investment options in the retirement plan offered by Thrivent Financial.

•

Trustee of Thrivent Cash Management Trust, a registered investment company consisting of one portfolio that serves as a cash collateral fund for a securities lending program sponsored by Thrivent Financial.

Thrivent Series Fund, Inc., Thrivent Mutual Funds, Thrivent Cash Management Trust and Thrivent Core Funds are referred to herein as the “Fund Complex.” The Statement of Additional Information includes additional information about the Trustees and is available, without charge, by calling 1-800-847-4836.

Interested Trustee (1)(2)(3)(4)

Name (Year of Birth) Year Elected	Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the Past Five Years
Russell W. Swansen (1957) 2009	Senior Vice President, Chief Investment Officer, Thrivent Financial since 2003. Director of Twin Bridge Capital Partners; Invenshure, LLC; Children’s Cancer Research Fund; and Intellectual Takeout.

David S. Royal (1971) 2015	President, Thrivent Mutual Funds, Thrivent Financial since 2015; Vice President and Deputy General Counsel from 2006 to 2015. Director of Fairview Hospital Foundation.

Independent Trustees (2)(3)(4)(5)

Name (Year of Birth) Year Elected	Principal Occupation(s) and Directorships of Public Companies and Other Investment Companies During the Past Five Years

Janice B. Case (1952) 2011	Retired. Independent Trustee of North American Electric Reliability Corporation (the electric reliability organization (“ERD”) for North America) since 2008.

Richard L. Gady (1943) 1987	Retired.

Richard A. Hauser (1943) 2004	Retired. Vice President and Assistant General Counsel, The Boeing Company from 2007-2016.

Marc S. Joseph (1960) 2011	Managing Director of Granite Ridge LLP (consulting and advisory firm) since 2009; Managing Director of Triangle Crest (private investing and consulting firm) since 2004.

Paul R. Laubscher (1956) 2009	Portfolio Manager for U.S. private real estate portfolios of IBM Retirement Funds.

James A. Nussle (1960) 2011	President and Chief Executive Officer of Credit Union National Association since September 2014; President and Chief Operating Officer of Growth Energy (trade association) from 2010 through August 2014; Advisory Board member of AVISTA Capital Partners (private equity firm) since 2010; CEO of The Nussle Group LLC (consulting firm) since 2009.

Douglas D. Sims (1946) 2006	Retired. Currently, Director of Keystone Science School. Previously, Director of the Center for Corporate Excellence.

Constance L. Souders (1950) 2007	Retired.

BOARD OF TRUSTEES AND OFFICERS

Executive Officers (4)

Name (Year of Birth) Position Held With Thrivent	Principal Occupation(s) During the Past Five Years
David S. Royal (1971) President	Vice President, Thrivent Mutual Funds, Thrivent Financial since 2015; Vice President and Deputy General Counsel from 2006 to 2015.

Russell W. Swansen (1957) Chief Investment Officer	Senior Vice President and Chief Investment Officer, Thrivent Financial since 2003.

Gerard V. Vaillancourt (1967) Treasurer and Principal Accounting Officer	Vice President, Mutual Fund Accounting since 2006.

Michael W. Kremenak (1978) Secretary and Chief Legal Officer	Vice President, Thrivent Financial since 2015; Senior Counsel, Thrivent Financial from 2013 to 2015; Vice President and Assistant General Counsel at Nuveen Investments from 2011 to 2013.

Ted S. Dryden (1965) Chief Compliance Officer	Investment Company and Investment Adviser Chief Compliance Officer, Thrivent Financial since December 2010.

Janice M. Guimond (1964) Vice President	Vice President, Investment Operations, Thrivent Financial since 2004.

Kathleen M. Koelling (1977) Privacy and Identity Theft and Anti-Money Laundering Officer (6)	Privacy and Identity Theft and Anti-Money Laundering Officer, Thrivent Financial since 2011; Senior Counsel, Thrivent Financial since 2002.

Mark D. Anema (1961) Vice President	Vice President, New Product Management and Development, Thrivent Financial since 2007.

Kathryn A. Stelter (1962) Vice President	Director, Mutual Fund Operations, Thrivent Financial since 2014; Director, Mutual Fund Operations at Hartford Funds from 2006 to 2014.

James M. Odland (1955) Assistant Secretary	Vice President, Managing Counsel, Thrivent Financial since 2005.

Jill M. Forte (1974) Assistant Secretary	Counsel, Thrivent Financial since 2015; Associate Counsel, Ameriprise Financial, Inc. from 2013 to 2015; Manager - Legal Affairs, Ameriprise Financial, Inc. from 2010 to 2013.

Troy A. Beaver (1967) Vice President	Vice President, Mutual Fund Distribution & Sales, Thrivent Financial since 2015; Vice President, Marketing, American Century Investments from 2006 to 2015.

Sarah L. Bergstrom (1977) Assistant Treasurer	Director, Fund Accounting Administration, Thrivent Financial since 2007.

(1)	“Interested Trustee” of the Fund as defined in the Investment Company Act of 1940 by virtue of positions with Thrivent Financial. Mr. Swansen and Mr. Royal are considered interested trustees because of their principal occupation with Thrivent Financial.
(2)	Each Trustee generally serves an indefinite term until her or his successor is duly elected and qualified. Trustees serve at the discretion of the board until their successors are duly appointed and qualified.
(3)	Each Trustee oversees 50 portfolios.
(4)	The address for each Trustee and Officer unless otherwise noted is 625 Fourth Avenue South, Minneapolis, MN 55415.
(5)	The Trustees other than Mr. Swansen and Mr. Royal are not “interested trustees” of the Fund and are referred to as “Independent Trustees.”
(6)	The address for this Officer is 4321 North Ballard Road, Appleton, WI 54913.

This report is submitted for the information of shareholders of Thrivent Core Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by the

current prospectus for Thrivent Core Funds, which contains more complete information about the Trust, including investment

objectives, risks, charges and expenses.

Item 2.	Code of Ethics

As of the end of the period covered by this report, registrant has adopted a code of ethics (as defined in Item 2 of Form N-CSR) applicable to registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. No waivers were granted to such code of ethics during the period covered by this report. A copy of this code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.	Audit Committee Financial Expert

Registrant’s Board of Trustees has determined that Constance L. Souders, an independent trustee, is the Audit Committee Financial Expert.

Item 4.	Principal Accountant Fees and Services

(a)	Audit Fees

The aggregate fees billed by registrant’s independent public accountants, PricewaterhouseCoopers LLP (“PwC”), for each of the last two fiscal years for professional services rendered in connection with the audit of registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $0 for the year ended October 31, 2015 and $0 for the year ended October 31, 2016.

(b)	Audit-Related Fees

The aggregate fees PwC billed to registrant for each of the last two fiscal years for assurance and other services that are reasonably related to the performance of registrant’s audit and are not reported under Item 4(a) were $0 for the year ended October 31, 2015 and $0 for the year ended October 31, 2016. The aggregate fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for assurance and other services directly related to the operations and financial reporting of registrant were $0 for the year ended October 31, 2015 and $16,000 for the year ended October 31, 2016.

(c)	Tax Fees

The aggregate tax fees PwC billed to registrant for each of the last two fiscal years for tax compliance, tax advice and tax planning services were $0 for the year ended October 31, 2015 and $0 for the year ended October 31, 2016. The aggregate tax fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for services directly related to the operations and financial reporting of registrant were $0 for the year ended October 31, 2015 and $0 for the year ended October 31, 2016.

(d)	All Other Fees

The aggregate fees PwC billed to registrant for each of the last two fiscal years for products and services provided, other than the services reported in paragraphs (a) through (c) of this item, were $0 for the years ended October 31, 2015 and October 31, 2016. The aggregate fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for products and services provided, other than the services reported in paragraphs (a) through (c) of this item, were $100,325 for the year ended October 31, 2015 and $12,629 for the year ended October 31, 2016. The 2015 payments were for access to a PwC-sponsored online library that provides interpretive guidance regarding U.S. and foreign accounting standards, fees related to the merger of certain Series of Thrivent Mutual Funds and certain series of Thrivent Series Fund, Inc., and other tax related work. The 2016 payments were for access to a PwC-sponsored online library that provides interpretive guidance regarding U.S. and foreign accounting standards and other tax related work. These figures are also reported in response to item 4(g) below.

(e)	Registrant’s audit committee charter provides that the audit committee (comprised of the independent Trustees of registrant) is responsible for pre-approval of all auditing services performed for the registrant. The audit committee also is responsible for pre-approval (subject to the de minimis exceptions for non-audit services described in Section 10A(i)(1)(B) of the Securities Exchange Act of 1934) of all non-auditing services performed for the registrant or an affiliate of registrant. In addition, registrant’s audit committee charter permits a designated member of the audit committee to pre-approve, between meetings, one or more audit or non-audit service projects, subject to an expense limit and notification to the audit committee at the next committee meeting. Registrant’s audit committee pre-approved all fees described above that PwC billed to registrant.

(f)	Less than 50% of the hours billed by PwC for auditing services to registrant for the fiscal year ended October 31, 2016 were for work performed by persons other than full-time permanent employees of PwC.

(g)	The aggregate non-audit fees billed by PwC to registrant and to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for the fiscal years ending October 31, 2015 and October 31, 2016 were $100,325 and $12,629 respectively. These figures are also reported in response to item 4(d) above.

(h)	Registrant’s audit committee has considered the non-audit services provided to the registrant and registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser as described above and determined that these services do not compromise PwC’s independence.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

(a)	Registrant’s Schedule of Investments is included in the report to shareholders filed under Item 1.

(b)	Not applicable to this filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees.

Item 11.	Controls and Procedures

(a)(i) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)	The code of ethics pursuant to Item 2 is attached hereto.

(b)	Certifications pursuant to Rules 30a-2(a) and 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: December 29, 2016	THRIVENT CORE FUNDS

	By:	/s/ David S. Royal
David S. Royal
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: December 29, 2016	By:	/s/ David S. Royal
David S. Royal
President

Date: December 29, 2016	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer